Derivative Financial Instruments - Derivatives Not Designated as Hedges (Details) - Derivatives Not Designated as Hedging Instruments - Other noninterest income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Interest rate swaps
Impact on pretax earnings of derivatives not designated as hedges
Net Gains (Losses) on Derivatives	$ 378	$ (225)	$ (17)	$ (433)
Funding Swap (Visa Derivative)
Impact on pretax earnings of derivatives not designated as hedges
Net Gains (Losses) on Derivatives	6		25
Foreign exchange contracts
Impact on pretax earnings of derivatives not designated as hedges
Net Gains (Losses) on Derivatives	$ 72	$ 14	$ (50)	$ 14